Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 241,874	$ 127,788	$ 876,205
Accounts receivable, net	678,786	138,981
Employee/Shareholder receivables	8,867	1,005	301,000
Due from related parties		347,648	421,603
Other assets	423,325	93,040	2,743
Total current assets	1,352,852	708,463	1,601,551
Property and equipment, net	3,420,132	542,791
Other assets:
Intangible assets, net	6,243,044
Security deposits	438,163	27,828
Total other assets	6,259,573	27,828
Total assets	11,454,191	1,279,081	1,601,551
Current liabilities:
Accounts payable and accrued expenses	882,813	56,665	2,991
Acquisition liabilities	7,259,208
Patient deposits	850,737	130,906
Due to related parties		95,501	48,099
Notes payable, current portion	3,855,628	157,932
Capital lease obligation, net of current portion	16,563	7,820
Line of credit	379,975	25,000
Total current liabilities	13,244,924	473,824	51,090
Long-term liabilities:
Notes payable, net of current portion	357,697	456,152	500,000
Capital Lease Obligation	88,291	52,494
Deferred Rent	201,223	64,753
Lease Incentive Obligation	605,086	60,428
Total liabilities	14,497,221	1,107,651	551,090
Stockholders' equity:
Preferred stock - $0.001 par value, 5,000,000 authorized, nil outstanding as of December 31, 2017 and 2016, and September 30, 2018 (unaudited)
Common stock; $0.001 par value, 30,000,000 authorized, 6,582,737, 6,492,563, and 6,582,737 shares issued and outstanding as of December 31, 2017 and 2016 and September 30, 2018 (unaudited)	6,583	6,583	6,493
Additional paid-in capital	1,231,917	1,231,917	1,194,507
Accumulated deficit	(2,607,362)	(491,076)	(433,896)
Non-controlling interest	(1,674,168)	(575,994)	283,357
Total stockholders' equity	(3,043,030)	171,430	1,050,461
Total liabilities and stockholders' equity	$ 11,454,191	$ 1,279,081	$ 1,601,551